UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Defiance Future Tech ETF
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Communication Services - 22.0%
36	Alphabet, Inc. - Class A (a)	$43,455
1,800	Capcom Company, Ltd.	45,687
218	Facebook, Inc. - Class A (a)	35,852
7,200	Gree, Inc.	33,976
1,970	IMAX Corporation (a)	50,826
2,400	Koei Tecmo Holdings Company, Ltd.	41,287
15,000	NetDragon Websoft Holdings, Ltd.	31,400
174	NetEase, Inc. - ADR	39,716
200	Nintendo Company, Ltd.	73,003
3,234	Snap, Inc. - Class A (a)	27,424
800	Square Enix Holdings Company, Ltd.	33,103
24,136	Starbreeze AB (a)	24,277
24,746	Technicolor SA (a)	29,662
418	Walt Disney Company	48,881
		558,549
	Consumer Discretionary - 13.4%
800	Bandai Namco Holdings, Inc.	31,096
674	Garmin, Ltd.	47,214
7,222	GoPro, Inc. - Class A (a)	51,998
480	Hasbro, Inc.	50,457
470	LG Electronics, Inc.	30,083
2,688	Mattel, Inc. (a)	42,202
3,000	Panasonic Corporation	34,956
846	Sony Corporation - ADR	51,310
		339,316
	Industrials - 3.4%
990	Koninklijke Philips NV	45,116
1,400	Toshiba Corporation (a)	40,489
		85,605
	Information Technology - 61.0%
164	Adobe Systems, Inc. (a)	44,272
2,818	Advanced Micro Devices, Inc. (a)	87,048
846	Ambarella, Inc. (a)	32,723
214	Apple, Inc.	48,308
4,000	Asustek Computer, Inc.	34,586
1,216	Canon, Inc. - ADR(a)	38,486
1,458	Corning, Inc.	51,467
856	Cree, Inc. (a)	32,417
292	Dassault Systemes SE	43,666
730	FARO Technologies, Inc. (a)	46,976
2,598	Hewlett Packard Enterprise Company	42,373
5,056	Himax Technologies, Inc. - ADR	29,729
20,000	HTC Corporation (a)	26,594

2,706	Immersion Corporation (a)	28,602
290	International Business Machines Corporation	43,851
10,212	Kopin Corporation (a)	24,713
76,000	Lenovo Group, Ltd.	55,556
3,958	LG Display Company, Ltd. - ADR	34,316
976	Logitech International SA	43,647
406	Microsoft Corporation	46,434
12,000	Micro-Star International Company, Ltd.	32,424
6,108	Nordic Semiconductor ASA (a)	35,253
156	NVIDIA Corporation	43,839
358	NXP Semiconductors NV	30,609
562	Plantronics, Inc.	33,889
472	PTC, Inc. (a)	50,122
704	QUALCOMM, Inc.	50,709
146,000	Razer, Inc. (a)	32,652
870	Samsung Electronics Company, Ltd.	36,431
360	SAP SE	44,323
706	Seagate Technology plc	33,429
826	Silicon Motion Technology Corporation - ADR	44,356
360	Splunk, Inc. (a)	43,528
1,672	STMicroelectronics NV - ADR	30,664
980	Synaptics, Inc. (a)	44,708
400	TDK Corporation	43,633
358	Texas Instruments, Inc.	38,410
376	Ubisoft Entertainment SA (a)	40,799
		1,545,542
	TOTAL COMMON STOCKS (Cost $2,499,481)	2,529,012

	SHORT-TERM INVESTMENTS - 0.2%
5,064	First American Government Obligations Fund, Class X, 1.98% *	5,064
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,064)	5,064
	TOTAL INVESTMENTS - 100.0% (Cost $2,504,545)	2,534,076
	Other Assets in Excess of Liabilities - 0.0% ^	1,173
	NET ASSETS - 100.0%	$2,535,249

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of September 30, 2018.
^	Represents less than 0.05% of net assets.
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

Defiance Quantum ETF
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Communication Services - 3.3%
38	Alphabet, Inc. - Class A (a)	$45,869
800	Nippon Telegraph & Telephone Corporation	36,146
		82,015
	Industrials - 8.1%
130	Lockheed Martin Corporation	44,975
842	Maxar Technologies, Ltd.	27,711
128	Northrop Grumman Corporation	40,623
194	Raytheon Company	40,092
1,600	Toshiba Corporation (a)	46,274
		199,675
	Information Technology - 88.2%
260	Accenture plc - Class A	44,252
2,794	Advanced Micro Devices, Inc. (a)	86,307
1,144	Alteryx, Inc. - Class A (a)	65,448
214	Apple, Inc.	48,308
784	Applied Materials, Inc.	30,302
2,640	Asetek A/S (a)	21,851
200	ASML Holding NV	37,377
4,000	Asustek Computer, Inc.	34,586
3,286	Attunity, Ltd. (a)	62,073
3,428	BlackBerry, Ltd. (a)	38,772
948	Cadence Design Systems, Inc. (a)	42,963
1,226	CEVA, Inc. (a)	35,247
2,426	Cloudera, Inc. (a)	42,819
888	Cognex Corporation	49,568
2,460	Cypress Semiconductor Corporation	35,645
750	FLIR Systems, Inc.	46,102
600	Fujitsu, Ltd.	42,766
1,000	Hitachi High-Technologies Corporation	34,468
1,772	HP, Inc.	45,664
1,198	Integrated Device Technology, Inc. (a)	56,318
734	Intel Corporation	34,711
290	International Business Machines Corporation	43,851
27,286	IQE plc (a)	29,195
774	Isra Vision AG	38,927
206	Lam Research Corporation	31,250
6,882	Lattice Semiconductor Corporation (a)	55,056
470	Mellanox Technologies, Ltd. (a)	34,521
698	Micron Technology, Inc. (a)	31,571
406	Microsoft Corporation	46,434
354	MKS Instruments, Inc.	28,373
952	Nanometrics, Inc. (a)	35,719
968	National Instruments Corporation	46,783

7,046	Nokia OYJ - ADR	39,317
3,002	Nuance Communications, Inc. (a)	51,995
156	NVIDIA Corporation	43,839
880	Oracle Corporation	45,373
636	Orbotech, Ltd. (a)	37,804
706	QUALCOMM, Inc.	50,853
3,800	Renesas Electronics Corporation	23,753
36	Samsung Electronics Company, Ltd. - GDR	37,692
360	SAP SE	44,323
704	Seagate Technology plc	33,334
490	SK Hynix, Inc.	32,291
356	Splunk, Inc. (a)	43,044
460	Synopsys, Inc. (a)	45,361
1,052	Taiwan Semiconductor Manufacturing Comapny, Ltd. - ADR	46,456
722	Talend SA - ADR(a)	50,352
998	Teradata Corporation (a)	37,635
1,052	Teradyne, Inc.	38,903
1,582	Tower Semiconductor, Ltd. (a)	34,424
482	Western Digital Corporation	28,216
592	Xilinx, Inc.	47,461
		2,169,653
	TOTAL COMMON STOCKS (Cost $2,493,116)	2,451,343

	SHORT-TERM INVESTMENTS - 0.3%
7,242	First American Government Obligations Fund, Class X, 1.98% *	7,242
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,242)	7,242
	TOTAL INVESTMENTS - 99.9% (Cost $2,500,358)	2,458,585
	Other Assets in Excess of Liabilities - 0.1%	1,565
	NET ASSETS - 100.0%	$2,460,150

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
*	Rate shown is the annualized seven-day yield as of September 30, 2018.
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Generally accepted accounting principles in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2018:

	Defiance Future Tech ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,529,012	$-	$-	$2,529,012
Short-Term Investments	5,064	-	-	5,064
Total Investments in Securities	$2,534,076	$-	$-	$2,534,076
^See Schedule of Investments for breakout of investments by sector classification.
	Defiance Quantum ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,451,343	$-	$-	$2,451,343
Short-Term Investments	7,242	-	-	7,242
Total Investments in Securities	$2,458,585	$-	$-	$2,458,585
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended September 30, 2018, the Funds did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series

By (Signature and Title)*           /s/ Paul R. Fearday
     Paul R. Fearday, President (principal executive officer)

Date     November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date     November 26, 2018

By (Signature and Title)*            /s/ Elizabeth A. Winske
Elizabeth A. Winske, Assistant Treasurer (acting principal
financial officer)

Date     November 26, 2018

* Print the name and title of each signing officer under his or her signature.